Investments in Equity Investees - Summarized balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized balance sheets
Current assets	$ 1,096,839	$ 839,888
Current liabilities	(403,027)	(353,903)
Net assets	743,387	636,870	$ 1,039,514	$ 518,949
SHPL
Summarized balance sheets
Current assets	201,025	214,267
Non-current assets	73,939	80,062
Current liabilities	(179,649)	(147,952)
Non-current liabilities	(3,687)	(4,944)
Net assets	$ 91,628	$ 141,433